Selected Quarterly Financial Data, Unaudited (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of financial information of Selected Quarterly Financial Data

	Quarter Ended 2015
	March 31 (a)	June 30 (b)	September 30 (c)	December 31 (d)
Total operating revenues	$658.7	$691.5	$671.6	$737.0
Total cost of revenues (1)	255.4	275.3	250.0	323.4
Selling, general and administrative	145.9	140.9	136.8	144.1
Research and development	46.9	48.0	45.9	43.1
Employee termination and restructuring	8.2	5.2	5.6	2.9
Depreciation and amortization	184.2	222.2	286.5	210.3
Goodwill impairments	—	—	935.0	67.6
Operating income (loss)	18.1	(0.1)	(988.2)	(54.4)
Net loss	$(86.4)	$(102.2)	$(1,078.2)	$(127.5)

Basic and diluted net loss per share:
Total basic net loss per share	$(1.01)	$(1.19)	$(12.52)	$(1.48)

Total diluted net loss per share	$(1.01)	$(1.19)	$(12.52)	$(1.48)

Weighted average number of shares used in per share calculations:
Basic shares	85.3	85.9	86.1	86.3
Diluted shares	85.3	85.9	86.1	86.3
(1) Exclusive of D&A

(a)	Includes accelerated D&A charges of $4.6 million related to long term asset impairments and write-downs.

(b)
Includes inventory write-downs for discontinued product lines of $5.9 million and accelerated D&A charges of $35.1 million related to long-term asset impairments and write-downs, including $25.0 million of trade name assets.

(c)
Includes an impairment charge of $935.0 million to reduce the carrying amount of our SG gaming reporting unit goodwill and accelerated D&A charges of $103.6 million related to long-term asset impairments and write-downs of trade name assets.

(d)
Includes an impairment charge of $67.6 million, which resulted in a tax benefit of $24.9 million, to write-off our U.S. lottery systems reporting unit goodwill, legal contingencies and settlements of $2.5 million, a $35.5 million charge related to other asset impairments and contract cancellation costs included in cost of instant games sales and accelerated D&A charges of $26.4 million related to long-term asset impairments and write-downs.

	Quarter Ended 2014
	March 31 (a)	June 30 (b)	September 30 (c)	December 31 (d)
Total operating revenues	$388.1	$416.9	$415.6	$565.8
Total cost of revenues (1)	182.8	192.4	199.2	275.0
Selling, general and administrative	91.8	95.2	95.6	225.1
Research and development	25.9	24.8	26.3	40.0
Employee termination and restructuring	5.6	4.9	1.9	18.3
Depreciation and amortization	94.1	96.0	100.4	163.8
Operating (loss) income	(12.1)	3.6	(7.8)	(156.4)
Net loss	$(45.0)	$(72.4)	$(69.8)	$(47.1)

Basic and diluted net loss per share:
Total basic net loss per share	$(0.53)	$(0.86)	$(0.82)	$(0.55)

Total diluted net loss per share	$(0.53)	$(0.86)	$(0.82)	$(0.55)

Weighted average number of shares used in per share calculations:
Basic shares	84.3	84.4	84.7	84.9
Diluted shares	84.3	84.4	84.7	84.9
(1) Exclusive of D&A.

(a)	Includes $14.5 million gain for the sale of our 20.0% equity interest in Sportech.

(b)
Includes $25.9 million loss on extinguishment of debt primarily related to the tender and redemption premiums and the write-off of deferred financing costs in connection with the purchase and redemption of our 2019 Notes. Also includes $8.0 million charge we recorded related to our share of an estimated net shortfall payment accrued by Northstar Illinois.

(c)	Includes $19.7 million non-cash impairment charge we recorded to write down our Northstar Illinois equity investment.

(d)
Reflects operating results of Bally from the acquisition date to December 31, 2014 including $151.6 million of revenue, $52.9 million of costs of services and product sales, $81.2 million of SG&A, $13.0 million of R&D, $3.9 million of employee termination and restructuring costs, and $36.9 million of D&A. Results from the three months ended December 31, 2014 also included an additional $13.6 million of employee termination and restructuring costs which are described in Note 4 (Employee Termination and Restructuring Plans), $6.2 million of impairment charges associated with the MMC game, $5.2 million of impairment charges related to inventory obsolescence, $4.0 million write-down of certain receivables from international customers and a $3.1 million charge in earnings (loss) from equity investments related to the additional shortfall payment booked by the Northstar Illinois joint venture for the lottery's fiscal year ended June 30, 2014.

Schedule of Corrections and Adjustments
The following tables show the impact of the adjustment on the Company’s previously reported goodwill impairment, operating loss, net loss, comprehensive loss, basic and diluted net loss per share, goodwill, total assets, stockholders’ deficit and total liabilities and stockholders’ (deficit) equity (in millions except per share amounts).

	Three Months Ended September 30, 2015			Nine Months Ended September 30, 2015
	Previously Reported	Adjustment	As Revised	Previously Reported	Adjustment	As Revised
Goodwill impairment	$535.0	$400.0	$935.0	$535.0	$400.0	$935.0
Operating loss	588.2	400.0	988.2	570.2	400.0	970.2
Net loss	678.2	400.0	1,078.2	866.8	400.0	1,266.8
Comprehensive loss	727.2	400.0	1,127.2	1,002.9	400.0	1,402.9
Basic net loss per share	7.88	4.64	12.52	10.10	4.66	14.76
Diluted net loss per share	7.88	4.64	12.52	10.10	4.66	14.76

	As of September 30, 2015
	Previously Reported	Adjustment	As Revised
Goodwill	$3,485.2	$(400.0)	$3,085.2
Total assets	8,615.1	(400.0)	8,215.1
Total stockholder's deficit	(980.8)	(400.0)	(1,380.8)
Total liabilities and stockholders’ (deficit) equity	8,615.1	(400.0)	8,215.1